Note 3 - 2.5% Senior Secured Convertible Notes Payable (Details) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			85 Months Ended							6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended						12 Months Ended		6 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended				6 Months Ended		6 Months Ended						0 Months Ended	1 Months Ended	6 Months Ended
	Feb. 12, 2014	Dec. 31, 2013	Apr. 29, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jun. 30, 2012	May 13, 2010	Jun. 30, 2014 Europa International Inc. [Member] 6% Secured Convertible Notes [Member]	Jun. 30, 2014 Europa International Inc. [Member]	Dec. 31, 2013 Europa International Inc. [Member]	Dec. 31, 2012 Europa International Inc. [Member]	Jun. 30, 2014 Issued to Settle Accured Interest [Member] Second Amended Notes Without Warrants [Member]	Dec. 31, 2013 Issued to Settle Accured Interest [Member] Second Amended Notes Without Warrants [Member]	Dec. 31, 2012 Issued to Settle Accured Interest [Member] Second Amended Notes Without Warrants [Member]	Jun. 30, 2014 Common Stock Issued To Settle Principal [Member] Second Amended Notes Without Warrants [Member]	Dec. 31, 2012 Common Stock Issued To Settle Principal [Member] Second Amended Notes Without Warrants [Member]	Feb. 12, 2014 Conversion Feature [Member]	May 13, 2010 Conversion Feature [Member]	Feb. 12, 2014 Warrant [Member]	May 13, 2010 Warrant [Member]	Feb. 12, 2014 Warrants Modified [Member]	Dec. 31, 2012 Common Stock Issued To Settle Principal [Member] 2.5% Senior Convertible Note [Member]	Dec. 31, 2012 Common Stock Issued To Settle Accrued Interest [Member] 2.5% Senior Convertible Note [Member]	Jun. 30, 2014 Issuance Of Common Shares For Debt Conversion [Member] Second Amended Notes Without Warrants [Member]	Dec. 31, 2012 Issuance Of Common Shares For Debt Conversion [Member] Second Amended Notes Without Warrants [Member]	Dec. 31, 2012 Issuance Of Common Shares For Debt Conversion [Member] 2.5% Senior Convertible Note [Member]	Dec. 31, 2013 Warrants Issued In Conjunction With Issuance Of 2010 Convertible Notes [Member]	May 13, 2010 Warrants Issued In Conjunction With Issuance Of 2010 Convertible Notes [Member]	Feb. 12, 2014 Several Participants Who Participated in the 2014 Offering [Member]	Aug. 31, 2013 Private Placements [Member]	Oct. 31, 2012 Tranche 2 [Member] Second Amended Notes Without Warrants [Member]	Oct. 31, 2012 Tranche 3 [Member] Second Amended Notes Without Warrants [Member]	Dec. 31, 2012 Market Price On Date of Issuance [Member] Second Amended Notes Without Warrants [Member] Minimum [Member]	Dec. 31, 2012 Market Price On Date of Issuance [Member] Second Amended Notes Without Warrants [Member] Maximum [Member]	May 13, 2010 2.5% Senior Secured Convertible Notes ("Original Notes") [Member]	Jun. 30, 2014 2.5% Senior Secured Convertible Notes ("Original Notes") [Member]	Dec. 31, 2013 2.5% Senior Secured Convertible Notes ("Original Notes") [Member]	Dec. 31, 2012 2.5% Senior Secured Convertible Notes ("Original Notes") [Member]	Dec. 31, 2011 2.5% Senior Secured Convertible Notes ("Original Notes") [Member]	Jul. 06, 2011 Amended And Restated Two Point Five Percent Senior Secured Convertible Notes Amended Notes [Member]	Sep. 30, 2012 Second Amended Notes Without Warrants [Member]	Jun. 30, 2014 Second Amended Notes Without Warrants [Member]	Dec. 31, 2013 Second Amended Notes Without Warrants [Member]	Dec. 31, 2012 Second Amended Notes Without Warrants [Member]	Jul. 23, 2012 Second Amended Notes Without Warrants [Member]	Jun. 15, 2012 Second Amended Notes Without Warrants [Member]	Dec. 31, 2013 2.5% Senior Convertible Note [Member]	Dec. 31, 2012 2.5% Senior Convertible Note [Member]	Dec. 31, 2011 2.5% Senior Convertible Note [Member]	Jul. 06, 2011 2.5% Senior Secured Convertible Notes (the "First Amended Notes") [Member]	Jun. 30, 2014 2.5% Senior Secured Convertible Notes (the "Second Amended Notes") [Member]	Jun. 15, 2012 2.5% Senior Secured Convertible Notes (the "Second Amended Notes") [Member]	Jun. 30, 2014 2010 Convertible Notes [Member]	Dec. 31, 2013 2010 Convertible Notes [Member]	Dec. 31, 2012 2010 Convertible Notes [Member]	Jun. 30, 2014 2012 Convertible Notes [Member]	Dec. 31, 2013 2012 Convertible Notes [Member]	Dec. 31, 2012 2012 Convertible Notes [Member]	Feb. 12, 2014 6% Secured Convertible Notes [Member]	Feb. 12, 2014 6% Secured Convertible Notes [Member]	Jun. 30, 2014 6% Secured Convertible Notes [Member]	Feb. 28, 2014 6% Secured Convertible Notes [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Note 3 - 2.5% Senior Secured Convertible Notes Payable (Details) [Line Items]
Interest rate on senior secured convertible notes		2.50%		2.50%		2.50%		2.50%	2.50%		2.50%																														2.50%		2.50%										2.50%	2.50%		2.50%		2.50%							6.00%	6.00%	6.00%	6.00%
Proceeds from Issuance of Senior Long-term Debt																																									$ 1,500,000																									$ 1,906,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		24,001						24,001	224,000		24,001																						190,880	190,880	542,246	40,000																													414,457	414,457
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 7.50						$ 7.50			$ 7.50																						$ 3.90																																				$ 2.23	$ 16.40
Debt Instrument, Term	3 years																																										4 years														4 years
Debt Instrument, Interest Rate in Event of Default, Stated Percentage																																										12.00%	12.00%																								12.00%
Debt Instrument Percentage Of Unpaid Note Principal Plus Accrued Interest Owed Upon Default																																										120.00%	120.00%																								120.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																					$ 2.90							$ 2.90																		$ 2.90				$ 2.90	$ 2.90														$ 2.30	$ 2.30
Potential Proceeds From Issuance Of Convertible Debt																																																				1,500,000
Premium Over Original Conversion Price If Benchmarks Are Not Attained																																																				100.00%
		1,597,833		3,087,667		3,087,667		1,597,833	1,762,833		1,597,833																																	427,500					1,170,333	1,335,333			427,500		955,351				427,500	427,500	427,500	753,667	1,170,333	1,335,333
Debt Conversion, Original Debt, Amount																												527,851	31,191																									690,851
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																					143,678	56,167						182,057	10,727																				56,896					249,372
Debt Conversion, Converted Instrument, Amount						436,315	169,765	169,765	1,448,130		2,190,616									163,000	416,667								69,552																				165,000
Interest Expense, Debt				254,143	260,323	736,553	381,518	601,664	871,431		2,481,178							270,439	2,462	1,210	14,994									4,653	1,505	38,372																11,759	30,914	9,605			10,836	20,098					5,373
Derivative Liability, Fair Value, Gross Liability													3,542,348										2,537,069	2,370,245	143,997	1,172,103	564,849
Debt Instrument, Face Amount																																									1,500,000										1,500,000								427,500			753,667	1,170,333		1,906,500	1,906,500		1,906,500
Debt Issuance Cost																																									2,042,348																								2,537,069
Debt Instrument, Unamortized Discount		844,577		2,080,795		2,080,795		844,577	1,402,030		844,577																																37,375	144,252	559,696				807,203	1,257,778										37,375		419,405	807,202
Amortization of Debt Discount (Premium)						670,282	357,723	557,453	769,185		2,266,942																																106,878	415,444				117,360	450,575	240,555									37,375
Proceeds from Issuance of Debt																																					498,333	500,000									500,000			1,498,333
Stock Issued During Period, Shares, Other (in Shares)																		5,171	4,794	421
Increase (Decrease) in Interest Payable, Net																		(19,647)	(2,303)	(2,727)
Stock Issued During Period, Value, Other								4,518	23,748	72,999									4,765
Share Price (in Dollars per share)												$ 7.90																											$ 5.80	$ 8.00
Due to Related Parties														300,000	1,094,167	1,094,167	1,094,167																																								1,094,167
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																		$ 2.90																															$ 2.30	$ 2.30
Interest Payable																																																											44,900	31,453		33,701
Derivative Liability																																																																	4,443,569	4,443,569
Extension of Warrants Expiration Term																																			10 years
						3,340,030					2,148,307																								564,849																														3,340,030
Warrants Not Settleable in Cash, Fair Value Disclosure																																				143,997
Payments for Commissions																																																																	70,720
Stock Issued During Period, Shares, New Issues (in Shares)		199,716	160,541																																																														6,535
Stock Issued During Period, Value, New Issues																																																																	$ 23,395